Segmented information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information [Table Text Block]
	Years ended December 31,
	2014	2013	2012
Revenue:
Applied Technologies	$86,168	$93,216	$91,675
On-Road Systems	37,031	55,090	37,558
Off-Road Systems	3,789	3,309	3,149
Corporate and Technology Investments	3,581	12,417	23,244
CWI	337,234	310,651	198,015
WWI	618,465	466,580	272,086
Total segment revenues	1,086,268	941,263	625,727
Less: equity investees' revenue	(955,699)	(777,231)	(470,101)
Total consolidated revenues	$130,569	$164,032	$155,626
Net consolidated operating income (loss) excluding depreciation and amortization, losses on impairments, write-downs and disposals, provision for inventory purchase commitments, foreign exchange loss (gain), bank charges and other:

Applied Technologies	$(5,204)	$6,635	$9,820
On-Road Systems	(14,431)	(59,843)	(40,937)
Off-Road Systems	(2,744)	(14,218)	(13,653)
Corporate and Technology Investments	(87,363)	(83,546)	(50,211)
CWI	21,555	23,539	35,368
WWI	78,502	14,496	9,765
Total segment operating loss	(9,685)	(112,937)	(49,848)
Less: equity investees’ operating income	(100,057)	(38,035)	(45,133)
Net consolidated operating loss excluding depreciation and amortization, losses on impairments, write-downs and disposals, provision for inventory purchase commitments, foreign exchange (gain) loss, bank charges and other:	(109,742)	(150,972)	(94,981)
Depreciation and amortization:
Applied Technologies	8,012	7,838	7,905
On-Road Systems	5,561	3,186	1,028
Off-Road Systems	—	450	83
Corporate and Technology Investments	5,093	4,814	2,379
Provision for inventory purchase commitments (On-Road Systems)	4,106	—	—
Losses on impairments, write-downs and disposals
Corporate and Technology Investments	3,458	31,564	—
On-Road Systems	26,146	9,959	—
	52,376	57,811	11,395
Net consolidated operating loss before foreign exchange (gain) loss, bank charges and other	(162,118)	(208,783)	(106,376)
Foreign exchange (gain) loss, bank charges and other	(2,731)	(14,573)	1,922
Loss from operations	(159,387)	(194,210)	(108,298)
Interest on long-term debt and other income (expenses), net	(5,032)	(3,771)	(4,928)
Income from investment accounted for by the equity method	14,222	13,444	16,190
Loss before income taxes	$(150,197)	$(184,537)	$(97,036)

Schedule of Assets by Segment [Table Text Block]
	Years ended December 31,
	2014	2013	2012
Total additions to long-lived assets excluding business combinations:
Applied Technologies	$938	$4,408	$3,000
On-Road Systems	1,340	15,555	10,306
Off-Road Systems	—	908	1,481
Corporate and Technology Investments	7,971	5,579	16,565
	$10,249	$26,450	$31,352

Schedule Of Geographical Revenue Information [Table Text Block]
It is impracticable for the Company to provide geographical revenue information by individual countries; however, it is practicable to provide it by geographical regions.  Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total product revenue and service and other revenue
	Years ended December 31,
	2014	2013	2012
Americas (including United States)	40	42	38
Asia (including China)	12	11	9
Other (including Italy)	48	47	53

Schedule Of Allocation Of The Total Assets [Table Text Block]
Total assets are allocated as follows:

	December 31, 2014	December 31, 2013
Applied Technologies	$151,428	$144,803
On-Road Systems	130,461	111,323
Off-Road Systems	1,042	6,564
Corporate and Technology Investments and unallocated assets	54,764	228,981
CWI	172,941	115,343
WWI	182,215	131,146
	692,851	738,160
Less: equity investees’ total assets	355,156	246,489
Total consolidated assets	$337,695	$491,671

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Long-lived assets information by geographic area:

	December 31, 2014	December 31, 2013
Italy	$53,319	$66,918
Netherlands	9,944	—
Canada	25,083	30,713
United States	20,320	47,322
Sweden	208	322
China	6,329	8,675
Australia	1,233	1,360
	116,436	155,310
Less: equity investees’ long-lived assets	7,030	8,117
Total consolidated long-lived assets	$109,406	$147,193